Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Classes of current inventories [abstract]
Summary Of Inventories

Details of inventories as of June 30, 2026 and as of December 31, 2025 are as follows:

(In thousand Euros)	June 30, 2026	December 31, 2025
Raw materials & Work in progress	32,639	40,427
Finished goods	6,131	7,096
Total	38,770	47,523